Contingent Liabilities and Commitments (Details) - USD ($) $ in Millions	May 20, 2016	Dec. 31, 2016
Loss Contingencies [Line Items]
Accrued environmental loss liabilities		$ 38
Capital Addition Purchase Commitments [Member]
Loss Contingencies [Line Items]
Commitments for construction and acquisition of property, plant, and equipment		244
Energy Transfer Merger [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 1,480
Gas Pipeline [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities		9
Natural gas underground storage facilities [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities		7
Former Operations [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities		22
Williams Partners [Member] | General Liability [Member] | Geismar Incident [Member]
Loss Contingencies [Line Items]
Aggregate limit of insurance		610
Insurance deductibles		2
Maximum [Member] | Former Alaska Refinery [Member]
Loss Contingencies [Line Items]
Loss contingency, range of possible loss, maximum		$ 32